Intangible assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Summarized Intangible Assets Subject to Amortization

The following table summarizes intangible assets subject to amortization included in other assets:

In millions	March 31, 2012		December 31, 2011
	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization
Trademarks and tradenames	$26	$16	$26	$16
Customer contracts and lists	258	81	257	77
Patents	60	41	60	40
Other – primarily licensing rights	12	9	12	9

	$356	$147	$355	$142

The following table summarizes intangible assets subject to amortization included in other assets:

	December 31, 2011		December 31, 2010
In millions	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization
Trademarks and trade names	$26	$16	$26	$15
Customer contracts and lists	257	77	245	63
Patents	60	40	56	35
Other – primarily licensing rights	12	9	13	8

	$355	$142	$340	$121

Schedule of Indefinite Lived Intangible Assets Included in Other Assets	Included in other assets are indefinite-lived intangible assets with carrying values of:

In millions	March 31, 2012	December 31, 2011
Indefinite-lived intangible assets	$94	$93
Included in other assets are indefinite-lived intangible assets with carrying values of:

In millions	December 31, 2011	December 31, 2010
Trademarks and tradenames	$93	$94